Related Parties Transactions and Balances (Details) - Schedule of compensation to key management personnel for work services - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of compensation to key management personnel for work services [Abstract]
Payroll, management fees, and other short-term benefits	$ 1,181	$ 2,069	$ 1,894
Share-based payments	303	297	226
Compensation paid to key management personnel	$ 1,484	$ 2,366	$ 2,120